Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 8,416		$ 33,624
Accounts receivable, net	144,041		38,638
Other receivables	40		33
Prepaid expenses	4,487		2,175
Deferred tax assets	1,640		68
Other current assets	1,173		42
Total current assets	159,797		74,580
Property, equipment and leasehold improvements, net	8,918		4,870
Goodwill	300,260		90,582
Intangible assets, net	146,168		66,914
Deferred tax assets, noncurrent			7,669
Deferred financing costs, net	11,458		4,176
Other assets	438		271
Total assets	627,039		249,062
Current liabilities:
Accounts payable	42,642		19,999
Accrued expenses	28,410		9,414
Accrued interest expense	10,247
Deferred revenues	1,332		272
Current portion of subordinated unsecured notes payable	1,932		2,312
Current portion of contingent earnout obligation	91		2,478
Other current liabilities	5,459		3,105
Total current liabilities	90,113		37,580
Senior unsecured notes payable	250,000
Senior secured revolving credit facility and working capital facilities	44,063		4,998
Long-term subordinated unsecured notes payable, less current portion	717		2,546
Long-term contingent earnout obligation, less current portion	86		2,032
Deferred tax liability, noncurrent	2,159
Other long-term liabilities	1,977		1,666
Total liabilities	389,115		48,822
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.0001 par value. Authorized 50,000,000 shares; no shares issued and outstanding at December 31, 2010 and 2011	0		0
Common stock, $0.0001 par value. Authorized 250,000,000 shares; issued and outstanding 32,216,104 and 34,090,618 shares at December 31, 2010 and 2011, respectively	3		3
Additional paid-in capital	268,162		211,861
Accumulated other comprehensive income (loss)	(1,429)		1,216
Accumulated deficit	(21,549)		(12,840)
Treasury stock, at cost – no shares and 805,613 shares outstanding at December 31, 2010 and 2011, respectively	(7,263)
Total stockholders’ equity	237,924	[1]	200,240	[1]
Total liabilities and stockholders’ equity	$ 627,039		$ 249,062

[1]	Includes intercompany investments in subsidiaries.